Shareholder Fees {- Fidelity High Dividend ETF}	Nov. 29, 2021 USD ($)
09.30 Fidelity Factor ETFs Combo PRO-08 | Fidelity High Dividend ETF
Shareholder Fees:
(fees paid directly from your investment)	none